CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 248.9	$ 215.8	$ 215.4
Foreign currency translation:
Translation (loss) gain	(154.7)	(53.3)	43.6
Reclassifications to net income		10.8
Pension and other postretirement benefits:
Net actuarial (loss) gain	(192.2)	68.2	(111.6)
Prior service credit (cost)	7.3	(19.9)
Reclassifications to net income:
Amortization of net actuarial loss	24.2	28.4	20.3
Amortization of prior service credit	(1.7)	(3.3)	(4.0)
Amortization of transition asset		(0.1)	(0.5)
Net curtailment of pension and post-retirement benefit obligations	0.6	(13.3)
Settlement of pension obligations	1.0	1.2	0.6
Cash flow hedges:
Losses (gains) recognized on cash flow hedges	0.2	1.0	(1.8)
Reclassifications to net income	1.2	0.3	9.7
Other comprehensive (loss) income, before tax	(314.1)	20.0	(43.7)
Income tax (benefit) expense related to items of other comprehensive income (loss)	(47.9)	23.1	(28.9)
Other comprehensive loss, net of tax	(266.2)	(3.1)	(14.8)
Total comprehensive (loss) income, net of tax	$ (17.3)	$ 212.7	$ 200.6